Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 67,186	$ 261,905	$ 8,090
Restricted cash and cash equivalents	14,214	14,375
Accounts receivable, net	9,843	2,593	10,503
Inventories, net	61,273	29,260	32,327
Deferred tax assets			8,124
Prepaid expenses and other current assets	40,808	13,870	16,229
Total current assets	193,324	322,003	75,273
Property and equipment, net	51,877	35,818	30,206
Subscriber contract costs, net	530,980	288,316	12,753
Deferred financing costs, net	54,602	59,375	57,322
Intangible assets, net	740,246	840,714	1,053,019
Goodwill	842,665	836,318	876,642
Restricted cash and cash equivalents, net of current portion	14,214	14,214	28,428
Long-term investments and other assets, net	9,874	27,676	21,705
Total Assets	2,437,782	2,424,434	2,155,348
Current Liabilities:
Accounts payable	40,994	24,004	26,037
Accrued payroll and commissions	103,535	46,007	20,446
Accrued expenses and other current liabilities	67,318	33,118	38,232
Deferred revenue	36,356	26,894	19,391
Current portion of capital lease obligations	4,309	4,199	4,001
Total current liabilities	252,512	134,222	108,107
Notes payable, net	1,863,413	1,762,049	1,305,000
Revolving line of credit			28,000
Capital lease obligations, net of current portion	8,961	6,268	4,768
Deferred revenue, net of current portion	32,294	18,533	708
Other long-term obligations	9,121	3,905	2,257
Deferred income tax liabilities	9,884	9,214	27,229
Total liabilities	2,176,185	1,934,191	1,476,069
Commitments and contingencies (See Note 13)
Stockholders' equity:
Common stock	0	0	0
Additional paid-in capital	603,851	652,488	708,453
Accumulated deficit	(327,630)	(154,615)	(30,102)
Accumulated other comprehensive (loss) income	(14,624)	(7,630)	928
Total stockholders' equity	261,597	490,243	679,279
Total liabilities and stockholders' equity	$ 2,437,782	$ 2,424,434	$ 2,155,348